UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Value Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 7.5%
Industrial Conglomerates — 2.8%
Tyco International Ltd.	101,950	$4,564,301

Metals & Mining — 2.2%
Alcoa, Inc.	209,700	3,701,205

Pharmaceuticals — 2.5%
Merck & Co, Inc.	123,300	4,070,133

Total Above-Average Yield		12,335,639

Below-Average Price/Earnings Ratio — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Devon Energy Corp.	43,400	3,982,818

Total Below-Average Price/Earnings Ratio		3,982,818

Discount to Assets — 4.7%
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	101,600	3,915,664

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	99,600	3,820,656

Total Discount to Assets		7,736,320

Earnings Turnaround — 25.1%
Aerospace & Defense — 3.1%
Honeywell International, Inc.	85,200	5,087,292

Capital Markets — 1.8%
Morgan Stanley	108,100	2,953,292

Commercial Banks — 2.4%
Wells Fargo & Co.	122,400	3,880,080

Diversified Financial Services — 2.0%
Bank of America Corp.	247,600	3,300,508

Energy Equipment & Services — 3.2%
Halliburton Co.	104,200	5,193,328

Food Products — 2.1%
Unilever NV – ADR	109,400	3,430,784

Industrial Conglomerates — 2.2%
General Electric Co.	184,600	3,701,230

Insurance — 1.4%
Hartford Financial Services Group, Inc.	83,300	2,243,269

Oil, Gas & Consumable Fuels — 2.8%
Peabody Energy Corp.	64,900	4,670,204

Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	168,400	3,396,628
LSI Corp. (a)	496,200	3,374,160

		6,770,788

Total Earnings Turnaround		41,230,775

Common Stocks	Shares	Value

Financial Restructuring — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
Legacy Holdings, Inc. (a)	1,500	$3

Total Financial Restructuring		3

Low Price-to-Book Value — 2.4%
Metals & Mining — 2.4%
United States Steel Corp. (b)	73,000	3,937,620

Total Low Price-to-Book Value		3,937,620

Operational Restructuring — 10.7%
Aerospace & Defense — 1.7%
Raytheon Co.	56,000	2,848,720

Chemicals — 2.7%
E.I. du Pont de Nemours & Co.	79,400	4,364,618

Computers & Peripherals — 1.9%
Hewlett-Packard Co.	76,200	3,121,914

Diversified Financial Services — 2.9%
JPMorgan Chase & Co.	103,400	4,766,740

Household Products — 1.5%
Kimberly-Clark Corp.	37,200	2,428,044

Total Operational Restructuring		17,530,036

Price-to-Book Value — 5.2%
Diversified Financial Services — 2.7%
Citigroup, Inc. (a)	1,006,800	4,450,056

Semiconductors & Semiconductor Equipment — 2.5%
Lam Research Corp. (a)	72,400	4,102,184

Total Price-to-Book Value		8,552,240

Price-to-Cash Flow — 8.0%
Communications Equipment — 0.9%
Motorola Mobility Holdings Inc. (a)	63,600	1,551,840

Media — 4.4%
Comcast Corp., Special Class A	201,500	4,678,830
Viacom, Inc., Class B	54,000	2,512,080

		7,190,910

Wireless Telecommunication Services — 2.7%
Sprint Nextel Corp. (a)	951,500	4,414,960

Total Price-to-Cash Flow		13,157,710

Price-to-Earnings Per Share — 26.2%
Capital Markets — 1.5%
The Goldman Sachs Group, Inc.	15,000	2,377,050

Energy Equipment & Services — 2.8%
Ensco Plc – ADR	79,600	4,604,064

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK FOCUS VALUE FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Price-to-Earnings Per Share (concluded) Health Care Equipment & Supplies — 3.3%
Baxter International, Inc.	54,100	$2,908,957
Medtronic, Inc.	63,900	2,514,465

		5,423,422

Insurance — 8.0%
ACE Ltd.	65,100	4,211,970
MetLife, Inc.	103,100	4,611,663
The Travelers Cos., Inc.	70,600	4,199,288

		13,022,921

Media — 4.0%
CBS Corp., Class B	129,800	3,250,192
Time Warner, Inc.	94,200	3,362,940

		6,613,132

Oil, Gas & Consumable Fuels — 4.6%
Marathon Oil Corp.	63,100	3,363,861
Occidental Petroleum Corp.	40,600	4,242,294

		7,606,155

Pharmaceuticals — 2.0%
Pfizer, Inc.	161,500	3,280,065

Total Price-to-Earnings Per Share		42,926,809

Special Situations — 5.2%
Capital Markets — 2.9%
Invesco Ltd.	188,900	4,828,284

IT Services — 2.3%
International Business Machines Corp.	22,700	3,701,689

Total Special Situations		8,529,973

Total Long-Term Investments (Cost – $119,229,415) – 97.4%		159,919,943

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14% (c)(d)	4,201,283	4,201,283

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$2,818	2,817,500

Total Short-Term Securities (Cost – $7,018,783) – 4.3%		7,018,783

Total Investments (Cost – $126,248,198*) – 101.7%		166,938,726
Liabilities in Excess of Other Assets – (1.7)%		(2,795,678)

Net Assets – 100.0%		$164,143,048

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$128,248,358

Gross unrealized appreciation	$40,632,853
Gross unrealized depreciation	(1,942,485)

Net unrealized appreciation	$38,690,368

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2010	Net Activity	Shares/ Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	1,199,007	3,002,276	4,201,283	$2,550
BlackRock Liquidity Series, LLC Money Market Series	$1,960,000	$857,500	$2,817,500	$8,545

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FOCUS VALUE FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Focus Value Fund, Inc.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$159,919,943	—	—	$159,919,943
Short-Term Securities	4,201,283	$2,817,500	—	$7,018,783

Total	$164,121,226	$2,817,500	—	$166,938,726

                    1 See above Schedule of Investments for values in each industry.

BLACKROCK FOCUS VALUE FUND, INC.	MARCH 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Focus Value Fund, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: May 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Value Fund, Inc.

Date: May 25, 2011